Inventories and contracts in progress (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories and contracts in progress
Raw materials	€ 9,061	€ 7,975	€ 6,246
Work in progress	4,070	4,626	2,383
Finished goods	3,266	2,837	2,171
Contracts in progress	637	643	495
Total inventories and contracts in progress	€ 17,034	€ 16,081	€ 11,295